Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP Prud ESP
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Investments Carried at Fair Value and NAV	The following summarizes the investor-level redemption restrictions for these investments:

Redemptions
Investment	Restrictions
Insurance company separate accounts	Under severe adverse economic conditions, delay up to 6 months. The real estate separate account may delay up to 12 months, if negative impact on other investor.

Common/collective trusts	Withdrawals may be limited to the greater of $2 million or 5% of the value of the assets in the fund.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments carried at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$1,016,399,989	$—	$—	$1,016,399,989

Investments measured at NAV *
Separately managed accounts				1,643,301,356
Insurance company separate accounts				3,879,752,579
Common/collective trusts				1,711,705,318
Total investments, at fair value				$8,251,159,242

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$1,016,585,516	$—	$—	$1,016,585,516

Investments measured at NAV *
Separately managed accounts				1,552,479,257
Insurance company separate accounts				3,429,685,672
Common/collective trusts				1,538,726,524
Total investments, at fair value				$7,537,476,969

* The Plan excludes from the fair value hierarchy investments that are measured at NAV per share (or its equivalent) as a practical expedient to estimate fair value.